UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Report to Stockholders.

(a)

Otter Creek Focus Strategy ETF
OCFS (Principal U.S. Listing Exchange: NYSE Arca )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Otter Creek Focus Strategy ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://otterfs.com/. You can also request this information by contacting us at (855) 681-5261.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Otter Creek Focus Strategy ETF	$40	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$8,882,018
Number of Holdings	30
Portfolio Turnover	76%
Visit https://otterfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of net assets)
Parsons Corp.	5.7%
W R Berkley Corp.	4.8%
Quanta Services, Inc.	4.6%
LPL Financial Holdings, Inc.	4.6%
Vertiv Holdings Co.	4.4%
F5, Inc.	4.2%
L3Harris Technologies, Inc.	3.7%
Workday, Inc.	3.7%
Corning, Inc.	3.6%
CenterPoint Energy, Inc.	3.5%

Top Sectors	(% of net assets)
Financials	28.8%
Industrials	26.4%
Technology	22.9%
Utilities	6.6%
Health Care	3.8%
Real Estate	3.1%
Consumer Discretionary	2.9%
Communications	2.7%
Cash & Other	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://otterfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Otter Creek Advisors, LLC documents not be householded, please contact Otter Creek Advisors, LLC at (855) 681-5261, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Otter Creek Advisors, LLC or your financial intermediary.
Otter Creek Focus Strategy ETF	PAGE 1	TSR-SAR-74316P595

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Otter Creek Focus Strategy ETF
(OCFS)
Core Financial Statements
April 30, 2025 (Unaudited)

Otter Creek Focus Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 9.4%
L3Harris Technologies, Inc.	1,500	$330,030
Parsons Corp.(a)	7,605	508,470
		838,500
Application Software - 7.0%
Guidewire Software, Inc.(a)	1,437	294,254
Workday, Inc. - Class A(a)	1,342	328,790
		623,044
Casinos & Gaming - 2.9%
DraftKings, Inc. - Class A(a)	7,623	253,770
Communications Equipment - 4.2%
F5, Inc.(a)	1,409	373,019
Construction & Engineering - 7.8%
Jacobs Solutions, Inc.	2,290	283,502
Quanta Services, Inc.	1,396	408,595
		692,097
Data Processing & Outsourced Services - 2.4%
SS&C Technologies Holdings, Inc.	2,792	211,075
Electrical Components & Equipment - 4.4%
Vertiv Holdings Co. - Class A	4,541	387,711
Electronic Components - 3.6%
Corning, Inc.	7,208	319,891
Environmental & Facilities Services - 5.1%
Clean Harbors, Inc.(a)	1,266	270,848
Veralto Corp.	1,855	177,894
		448,742
Financial Exchanges & Data - 6.2%
Intercontinental Exchange, Inc.	1,602	269,088
Nasdaq, Inc.	3,646	277,862
		546,950
Industrial Conglomerates - 3.3%
3M Co.	2,115	293,795
Insurance Brokers - 8.1%
Baldwin Insurance Group, Inc. - Class A(a)	6,816	283,682
Brown & Brown, Inc.	2,525	279,265
Ryan Specialty Holdings, Inc.	2,386	156,307
		719,254
Interactive Home Entertainment - 2.7%
Take-Two Interactive Software, Inc.(a)	1,034	241,253
Investment Banking & Brokerage - 4.6%
LPL Financial Holdings, Inc.	1,277	408,372
Life Sciences Tools & Services - 3.8%
Avantor, Inc.(a)	8,445	109,700
Revvity, Inc.	2,476	231,333
		341,033

	Shares	Value
Multi-Utilities - 6.6%
Ameren Corp.	2,722	$270,131
CenterPoint Energy, Inc.	8,116	314,739
		584,870
Property & Casualty Insurance - 4.8%
W R Berkley Corp.	5,927	424,907
Rail Transportation - 2.1%
Canadian Pacific Kansas City Ltd.	2,556	185,233
Specialized REITs - 3.1%
SBA Communications Corp.	1,143	278,206
Technology Hardware, Storage & Peripherals - 2.7%
CompoSecure, Inc.	22,111	243,000
Transaction & Payment Processing - 2.4%
Block, Inc.(a)	3,664	214,234
TOTAL COMMON STOCKS (Cost $8,625,435)		8,628,956
TOTAL INVESTMENTS - 97.2% (Cost $8,625,435)		$8,628,956
Other Assets in Excess of Liabilities - 2.8%		253,062
TOTAL NET ASSETS - 100.0%		$8,882,018

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

1

Otter Creek Focus Strategy ETF
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$8,628,956
Cash	258,847
Dividends receivable	173
Dividend tax reclaims receivable	64
Total assets	8,888,040
LIABILITIES:
Payable to adviser	6,022
Total liabilities	6,022
NET ASSETS	$ 8,882,018
NET ASSETS CONSISTS OF:
Paid-in capital	$9,221,758
Total accumulated losses	(339,740)
Total net assets	$ 8,882,018
Net assets	$8,882,018
Shares issued and outstanding(a)	375,000
Net asset value per share	$23.69
COST:
Investments, at cost	$8,625,435

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Otter Creek Focus Strategy ETF
Statement of Operations
For the Period Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$98,237
Less: Dividend withholding taxes	(96)
Interest income	3,918
Total investment income	102,059
EXPENSES:
Investment advisory fee	38,365
Total expenses	38,365
NET INVESTMENT INCOME	63,694
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(292,169)
Net realized gain (loss)	(292,169)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,016,710)
Net change in unrealized appreciation (depreciation)	(1,016,710)
Net realized and unrealized gain (loss)	(1,308,879)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,245,185)

The accompanying notes are an integral part of these financial statements.

3

Otter Creek Focus Strategy ETF
Statements of Changes in Net Assets

	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$63,694	$(8,589)
Net realized gain (loss)	(292,169)	(23,943)
Net change in unrealized appreciation (depreciation)	(1,016,710)	833,526
Net increase (decrease) in net assets from operations	(1,245,185)	800,994
CAPITAL TRANSACTIONS:
Subscriptions	6,301,152	8,215,739
Redemptions	(4,701,768)	(488,914)
Net increase (decrease) in net assets from capital transactions	1,599,384	7,726,825
NET INCREASE (DECREASE) IN NET ASSETS	354,199	8,527,819
NET ASSETS:
Beginning of the period	8,527,819	—
End of the period	$8,882,018	$8,527,819
SHARES TRANSACTIONS
Subscriptions	240,000	335,000
Redemptions	(180,000)	(20,000)
Total increase (decrease) in shares outstanding	60,000	315,000

(a)	Inception date of the Fund was May 17, 2024.
The accompanying notes are an integral part of these financial statements.

4

Otter Creek Focus Strategy ETF
Financial Highlights

	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.07	$24.55
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.18	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(3.56)	2.56
Total from investment operations	(3.38)	2.52
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$23.69	$27.07
TOTAL RETURN at NAV(d)(g)	−12.51%	10.27%
TOTAL RETURN at MKT(d)(g)	−12.39%	10.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,882	$8,528
Ratio of expenses to average net assets(e)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(e)	1.41%	(0.35)%
Portfolio turnover rate(d)(f)	76%	7%

(a)	Inception date of the Fund was May 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period,reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption at the net asset value on the last dayof the period. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period,reinvestment of all dividends and distributions at the net asset value during the period, and sale at the market value on the last day of the period.The market price per share as of April 30, 2025 and October 31, 2024 was $23.71 and $27.06, respectively.

The accompanying notes are an integral part of these financial statements.

5

Otter Creek Focus Strategy ETF
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Otter Creek Focus Strategy ETF (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “Financial Services-Investment Companies.” The Fund commenced operations May 17, 2024. As part of the Fund’s commencement of operations on May 17, 2024, the Fund received an in-kind contribution from accounts managed by the Adviser, which consisted of $859,322 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of May 17, 2024, was $672,618, resulting in net unrealized appreciation on investments of $186,705 as of that date. As a result of the in-kind contribution, the Fund issued 35,000 shares at a $24.5521 per share net asset value.
The Otter Creek Focus Strategy ETF’s investment objective is to seek long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Otter Creek Advisors, LLC (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

6

Otter Creek Focus Strategy ETF
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of the six months ended April 30, 2025. See the Schedules of Investments and Securities Sold Short for industry breakouts.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$8,628,956	$—	$—	$8,628,956
Total Investments in Securities	$ 8,628,956	$—	$—	$8,628,956

The average absolute notional value of options purchased during the six months ended April 30, 2025, was $0.
B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
As of the most recent fiscal year ended October 31, 2024, the Fund did not have late year losses. As of the most recent fiscal year ended October 31, 2024, the Fund had short-term capital loss carry-forwards of $114,320 and long-term capital loss carry-forwards of $466 available for federal income tax purposes, which do not expire and retain their original character.
As of April 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three

7

Otter Creek Focus Strategy ETF
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2025, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities or closing transactions of securities sold short, are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs and REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund is normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

I.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s).  The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

8

Otter Creek Focus Strategy ETF
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
J.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Otter Creek Advisors, LLC (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Otter Creek Focus Strategy ETF	0.85%

The advisory fees incurred during the six months ended April 30, 2025, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the six months ended April 30, 2025, were as follows:

Purchases at Cost	Sales/Maturity Proceeds	Purchases In-Kind	Sales In-Kind
$11,206,016	$6,635,672	$1,523,229	$4,503,611

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended April 30, 2025 and year ended October 31,2024 was as follows:

	2025	2024
Ordinary Income	$—	$—
Long-term capital gain[1]	—	—
	$—	$—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

9

Otter Creek Focus Strategy ETF
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
As of the fiscal year ended October 31, 2024, the components of distributable earnings on a tax basis were as follows2:

Cost of investments	$7,513,429
Gross tax unrealized appreciation	1,123,863
Gross tax unrealized depreciation	(103,632)
Gross tax unrealized appreciation (depreciation)	1,020,231
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	(114,786)
Total distributable (accumulated) earnings (losses)	$905,445

[2]	The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable to wash sale deferrals.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. The Funds issue and redeem Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Units is made up of at least 10,000 Shares, though these amounts may change from time to time. The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.

10

OTTER CREEK FOCUS STRATEGY ETF
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund’s quarterly holdings for the most recent fiscal year can be obtained by accessing the Fund’s website at www.ottercreekfunds.com. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (855) 681-5261.
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

11

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	07/03/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	07/03/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	07/03/2025

* Print the name and title of each signing officer under his or her signature.